RESTRUCTURING CHARGES - Schedule of Restructuring Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Reserve
Beginning balance			$ 0	$ 0	$ 0	$ 0	$ 580
Restructuring Adjustments							850
Restructuring Reserve, Other Non-Cash Adjustments							(1,430)
Restructuring Charges	$ 383	$ 1,338	1,574	2,667	3,280	1,605	850
Payments for Restructuring					(3,280)	(1,605)
Ending balance					0	0	0
Employee Severance [Member]
Restructuring Reserve
Beginning balance			0	0	0	0	580
Restructuring Adjustments							850
Restructuring Reserve, Other Non-Cash Adjustments							(1,430)
Restructuring Reserve, Translation and Other Adjustment			(2)
Restructuring Charges			1,571	2,667	3,280	1,605
Payments for Restructuring			(1,511)	(2,667)	(3,280)	(1,605)
Ending balance	$ 58	$ 0	$ 58	$ 0	$ 0	$ 0	$ 0